[SBG LOGO] The Security Benefit
           Group of Companies
--------------------------------------------------------------------------------
April 30, 2002

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:  SBL VARIABLE ANNUITY ACCOUNT VIII (VARIFLEX LS)
       File Nos.:  33-85592 and 811-8836

Dear Sir or Madam:

In accordance  with the provisions of Rule 497(j) of the Securities Act of 1933, please accept this letter as  certification  that the Variflex LS Prospectus and
Statement  of  Additional  Information  do not  differ  from that  contained  in
Post-Effective  Amendment No. 10 to the  Registration  Statement filed under the
Securities Act of 1933 and Amendment No. 24 to the Registration  Statement filed under Investment Company Act of 1940. These Post-Effective Amendments were filed electronically April 8, 2002.

Please  contact me at (785) 438-3524 if you have any questions  concerning  this filing.

Sincerely,

REBECCA WEMPE

Rebecca Wempe
Assistant Vice President and Assistant Counsel
Security Benefit Life Insurance Company

   One Security Benefit Place * Topeka, Kansas 66636-0001 * (785) 438-3000 *
                             www.securitybenefit.com